Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables And Accruals [Abstract]
Refund liability	¥ 16,126,030		¥ 13,411,410
Accrued payroll and welfare	19,664,360		18,987,415
Accrued test monitoring fees	2,432,153		2,432,153
Accrued professional services expenses	2,658,861		2,291,866
Income taxes payable	22,781		108,488
Other current liabilities	7,269,910		9,788,850
Total accrued expenses and other payables	¥ 48,174,095	$ 7,559,567	¥ 47,020,182